Shareholders' capital - Common Shares (Detail) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Common Shares Rollforward
Beginning balance (in shares)	524,223,323	488,851,433
Public offering and subscription receipts (in shares)	8,664,563	509,431
Dividend reinvestment plan (in shares)	1,911,697	3,225,749
Exercise of share-based awards	1,344,375	886,931
Conversion of convertible debentures (in shares)	1,509	11,883
Ending balance (in shares)	536,145,467	493,485,427